Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - shares	1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2018
Statement of Stockholders' Equity [Abstract]
Number of shares forfeiture underwriters over-allotment	187,500
Sale of units, net of underwriting discount and offering expenses		5,200,000
Sale of private units		261,500